Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Convertible Notes Payable
Schedule of convertible notes payable
	March 31, 2023	December 31, 2022
Unsecured
(a) Convertible notes due to AL-Bank	$373,000	$383,000
(b) Convertible note with Diagonal Lending	254,000	100,000

Unsecured
(c) Convertible notes with fixed conversion features, in default	895,000	895,000
Convertible notes payable	1,522,000	1,378,000
Less debt discount	(204,000)	(96,000)
Total Convertible notes payable	$1,318,000	$1,282,000

	December 31, 2022	December 31, 2021
Unsecured
(a) Convertible notes due to AL-Bank	$383,000	$503,000
(b) Convertible note with Diagonal Lending	100,000	-

Unsecured
(c) Convertible notes with fixed conversion features, in default	895,000	895,000
Convertible notes payable	1,378,000	1,398,000
Less debt discount	(96,000)	-
Total Convertible notes payable	$1,282,000	$1,398,000